Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 88,236	$ 75,187	$ 176,379	$ 152,783
U.S.
Disaggregation of Revenue [Line Items]
Revenue	69,943	65,629	140,129	133,831
Canada
Disaggregation of Revenue [Line Items]
Revenue	5,065	5,006	9,820	10,020
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue	6,374	582	13,154	1,137
International-other (1)
Disaggregation of Revenue [Line Items]
Revenue	6,854	3,970	13,276	7,795
Mobile
Disaggregation of Revenue [Line Items]
Revenue	60,959	62,468	121,540	125,798
Web
Disaggregation of Revenue [Line Items]
Revenue	$ 27,277	$ 12,719	$ 54,839	$ 26,985